Consolidated statements of changes in equity - GBP (£) £ in Thousands	Share Capital [Member]	Share Premium [Member]	Merger Reserve [Member]	Shares To Be Issued Capital [Member]	Foreign Exchange Reserves [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2014	£ 1,001	£ 31,643	£ 37,776	£ 800	£ (9)	£ (29,222)	£ 41,989
Changes in equity [Roll Forward]
Loss for the year						(10,099)	(10,099)
Foreign exchange translation					399		399
Total comprehensive loss					399	(10,099)	(9,700)
Transactions with owners
Shares issued on 31 October 2016 - note 17	1						1
Share option charge						170	170
Shares issued as deferred consideration for business combination			600	(600)
Shares to be issued as consideration for a business combination - 4 December 2015			14,427				14,427
Total contribution by and distributions to owners	1		15,027	(600)		170	14,598
Ending balance at Dec. 31, 2015	1,002	31,643	52,803	200	390	(39,151)	46,887
Changes in equity [Roll Forward]
Loss for the year						(20,162)	(20,162)
Foreign exchange translation					3,228		3,228
Total comprehensive loss					3,228	(20,162)	(16,934)
Transactions with owners
Shares issued on 31 October 2016 - note 17		16,673					16,673
Costs associated with share issue - note 17		(1,105)					(1,105)
Share option charge						203	203
Shares issued as deferred consideration for business combination			200	(200)
Total contribution by and distributions to owners		15,568	200	£ (200)		203	15,771
Ending balance at Dec. 31, 2016	1,002	47,211	53,003		3,618	(59,110)	45,724
Changes in equity [Roll Forward]
Loss for the year						(16,064)	(16,064)
Foreign exchange translation					(1,233)		(1,233)
Total comprehensive loss					(1,233)	(16,064)	(17,297)
Transactions with owners
Shares issued on 31 October 2016 - note 17	1	6,157					6,158
Costs associated with share issue - note 17		(429)					(429)
Share option charge						520	520
Total contribution by and distributions to owners	1	5,728				520	6,249
Ending balance at Dec. 31, 2017	£ 1,003	£ 52,939	£ 53,003		£ 2,385	£ (74,654)	£ 34,676